Related Parties - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended				3 Months Ended	12 Months Ended
	May 03, 2016	Jan. 29, 2016	Sep. 08, 2011	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	May 31, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Number of Shares issued								6,923,076	6,923,076
Series AA Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued							12,145,168
Series AB Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued		4,655,430		2,009,631	2,215,462	2,614,767
WCAS Capital Partners IV, L.P. [Member]
Related Party Transaction [Line Items]
Management fee description			The Company will receive strategic, managerial and operational advice in exchange for an annual fee of $500.
Management fee expense			$ 125							$ 500
Notes payable, issued			$ 5,000
Capital Royalty Partners Term Loan [Member] | Series AA Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued									4,000,000
Proceeds from issuance of shares									$ 5,000
Capital Royalty Partners Term Loan [Member] | Series AB Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of Shares issued									4,093,596
Proceeds from issuance of shares									$ 5,117
Exercised warrants to acquire additional shares								10,276,030
Gross amount								$ 12,845
Held warrants to acquire number of shares								10,379,800
Capital Royalty Partners Term Loan [Member] | Series AB Preferred Stock [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Conversion of Preferred Stock to Common Stock, shares	3,427,156
Capital Royalty Partners Term Loan [Member] | Series AB Preferred Stock [Member] | Scenario, Previously Reported [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Conversion of Preferred Stock to Common Stock, shares	976,568